Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading
The Emerging Markets Portfolio II

Investment Objective, Heading	rr_ObjectiveHeading	What is the Portfolio's investment objective?
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Emerging Markets Portfolio II seeks long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	What are the Portfolio's fees and expenses?
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual portfolio operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 29, 2016
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	What are the Portfolio's principal investment strategies?
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Portfolio invests primarily in a broad range of equity securities of companies located in emerging market countries. Emerging market countries include those currently considered to be developing by the World Bank, the United Nations or the countries' governments. These countries typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central America, and South America, and Africa. Under normal market conditions, at least 80% of the Portfolio's net assets, plus any borrowings for investment purposes, will be invested in emerging market issuers (80% policy). The Portfolio's 80% policy can be changed without shareholder approval. However, shareholders would be given at least 60 days' notice prior to any such change. The Portfolio may invest in companies of any size and may invest 25% of its assets in the securities of issuers located in the same country.

Although the Portfolio invests primarily in companies from countries considered to be emerging, the Portfolio will also invest in companies that are not in emerging countries: (1) if the portfolio manager believes that the performance of a company or its industry will be influenced by opportunities in the emerging markets; (2) to maintain exposure to industry segments where the portfolio manager believes there are not satisfactory investment opportunities in emerging countries; and (3) if the portfolio manager believes there is the potential for significant benefit to the Portfolio.

The Manager believes that although market price and intrinsic business value are positively correlated in the long run, short-term divergences can emerge. The Portfolio seeks to take advantage of these divergences through a fundamental, bottom-up approach. The Portfolio invests in securities of companies with sustainable franchises when they are trading at a discount to the Manager's intrinsic value estimate for that security.

The Manager defines sustainable franchises as those companies with potential to earn excess returns above their cost of capital over the long run. Sustainability analysis involves identification of a company's source of competitive advantage and the ability of its management to maximize its return potential. The Manager prefers companies with large market opportunities in which to deploy capital, providing opportunities to grow faster than the overall economy.

Intrinsic value assessment is quantitatively determined through a variety of valuation methods including discounted cash flow, replacement cost, private market transaction, and multiples analysis.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration
Under normal market conditions, at least 80% of the Portfolio's net assets, plus any borrowings for investment purposes, will be invested in emerging market issuers (80% policy). The Portfolio's 80% policy can be changed without shareholder approval. However, shareholders would be given at least 60 days' notice prior to any such change.

Risk, Heading	rr_RiskHeading	What are the principal risks of investing in the Portfolio?
Risk, Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in its portfolio. Principal risks include:

Risk	Definition
Investments not guaranteed by the Manager or its affiliates

Investments in the Portfolio are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (“Macquarie Group”), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Portfolio, the repayment of capital from the Portfolio, or any particular rate of return.

Market risk

The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk

The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards.

Foreign government/ supranational securities risk	The risk that a foreign government or government related issuer may be unable to make timely payments on its external debt obligations.
Company size risk	The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.
Currency risk	The risk that the value of a portfolio's investments may be negatively affected by changes in foreign currency exchange rates.
Derivatives risk

Derivatives contracts, such as options, futures, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security or a securities index to which a derivatives contract is associated moves in the opposite direction from what the portfolio manager anticipated. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Interest rate risk

The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies in the real estate sector and smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Risk, Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution
Investments in the Portfolio are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (“Macquarie Group”), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Portfolio, the repayment of capital from the Portfolio, or any particular rate of return.

Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading
How has The Emerging Markets Portfolio II performed?

Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the 1-year and lifetime periods compare with those of a broad measure of market performance. The Portfolio's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Portfolio's most recently available month-end performance by calling 800 231-8002 or by visiting our website at delawareinvestments.com/institutional.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the 1-year and lifetime periods compare with those of a broad measure of market performance.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 231-8002
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawareinvestments.com/institutional
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year-by-year total return (The Emerging Markets Portfolio II)
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the period illustrated in this bar chart, The Emerging Markets Portfolio II's highest quarterly return was 12.68% for the quarter ended Sept. 30, 2013 and its lowest quarterly return was -24.40% for the quarter ended Sept. 30, 2011.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.40%)
Performance Table, Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2014
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio's lifetime and do not reflect the impact of state and local taxes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table, Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio's lifetime and do not reflect the impact of state and local taxes.

DPT CLASS
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.32%
Total annual portfolio operating expenses	rr_ExpensesOverAssets	1.32%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1]
Total annual portfolio operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.20%
1 Year	rr_ExpenseExampleYear01	$ 122
3 Years	rr_ExpenseExampleYear03	406
5 Years	rr_ExpenseExampleYear05	712
10 Years	rr_ExpenseExampleYear10	$ 1,580
Annual Return 2011	rr_AnnualReturn2011	(19.58%)
Annual Return 2012	rr_AnnualReturn2012	14.42%
Annual Return 2013	rr_AnnualReturn2013	10.47%
Annual Return 2014	rr_AnnualReturn2014	(6.71%)
1 Year	rr_AverageAnnualReturnYear01	(6.71%)
Lifetime	rr_AverageAnnualReturnSinceInception	2.75%
DPT CLASS | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.73%)
Lifetime	rr_AverageAnnualReturnSinceInception	2.04%
DPT CLASS | After Taxes on Distributions and sale of Portfolio shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.97%)
Lifetime	rr_AverageAnnualReturnSinceInception	2.07%
MSCI Emerging Markets Index (gross returns) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.82%)
Lifetime	rr_AverageAnnualReturnSinceInception	6.21%
MSCI Emerging Markets Index (net returns) (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.19%)
Lifetime	rr_AverageAnnualReturnSinceInception	5.95%

[1]	The Portfolio's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual portfolio operating expenses from exceeding 1.20% of the Portfolio's average daily net assets from Feb. 27, 2015 through Feb. 29, 2016. These waivers and reimbursements may only be terminated by agreement of the Manager and the Portfolio.